SUBMISSION
     TYPE     485BPOS
     DOCUMENT-COUNT  5
     FILER
      CIK  0000860921
      CCC   nf9fdb#y
      FILE-NUMBER  33-37997
     ACT    33
     LIVE
     NOTIFY obriew@nuveen.com
     SUBMISSION-CONTACT
     PHONE  (312)917-8021
     NAME    BILL O'BRIEN
 DOCUMENT
    TYPE   485BPOS
    DESCRIPTION  POST-EFFECTIVE
    TEXT
   MODULE
    NAME  P063000
    CIK  0001019937
    CCC  tv*d6qmi
    /MODULE
      PAGE
                                   SEC FILE NO.  33-37997
                                 40 ACT FILE NO.  811-2271
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549
                              POST-EFFECTIVE
                              AMENDMENT NO. 10
                                     TO
                                  FORM S-6
For registration under the Securities Act of 1933 of Securities of Unit Investment Trusts registered on Form N-8B-2
            Nuveen Tax-Free Unit Trust, Series 590           (fORMERLY KNOWN
As Nuveen Tax-Exempt Unit Trust)
                         JOHN NUVEEN & CO. INCORPORATED
                               (Name of Depositor)
                            333 West Wacker Drive
                            Chicago, Illinois  60606
             (Complete address of Depositor's Principal Executive Offices)
John Nuveen & Co., Incorporated          Chapman & Cutler
 Attention:  Gifford R. Zimmerman         Attention:  Eric F. Fess
 333 West Wacker Drive                    111 West Monroe Street
 Chicago, Illinois  60606                 Chicago, Illinois  60603
            (Name and complete address of Agents for Service)
An indefinite number of Units has been registered pursuant to Rule 24F-2 promulgated under the Investment Company Act of 1940, as amended. On February 28, 1990, a Rule 24F-2 Notice with respect to this Series was filed with the Securities and Exchange Commission.
It is proposed that this filing will become effective (check appropriate box)
(     )  Immediately upon filing pursuant to paragraph (B)
 (  X  )  On April  1, 2001 pursuant to paragraph (B) of Rule 485
 (     )  60 days after filing pursuant to paragraph (A)
 (     )  On (date) pursuant to paragraph (A) of Rule (485 or 486)
(     )  Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.
          Contents of Post-Effective Amendment
                of Registration Statement
     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:
                 The Facing Sheet
                 The Prospectus
                 The Signatures
                 The Consent of Independent Accounts
Part One of the Registrant's Prospectus, filed separately, is incorporated by this Reference hereto.
      PAGE   2
Tax-Free Unit Trust
Series 590
National Traditional 491                               92,493.202 Units
Connecticut Traditional Trust 238                      21,591.017 Units
National Insured Trust 211                            145,455.907 Units
New Jersey Insured Trust 130                           34,622.904 Units
Prospectus - Part Two
 Revision Date April  1, 2001

Note: This Prospectus Part Two may not be distributed unless accompanied by Part One.
Currently Offered at Public Offering Price plus interest accrued to the date of settlement. Minimum purchase - either $5,000 or 50 Units, whichever is less.
THE UNITS of fractional undivided interest in the Nuveen Tax-Free Unit Trust being offered hereby are issued and outstanding Units that have been reacquired by John Nuveen & Co. Incorporated either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. The price paid in each instance was not less than the Redemption Price determined as provided in Part One under the caption "How Units May Be Redeemed Without Charge." The Units are being offered at the Public Offering Price computed in the manner described in Part One under the caption "Public Offering Price." Any profit or loss resulting from the sale of Units will accrue to John Nuveen & Co. Incorporated and no proceeds from the sale will be received by the Trust.
THE NUVEEN TAX-FREE UNIT TRUST consists of a number of underlying separate unit investment trusts, each of which contains a diversified portfolio of interest-bearing obligations issued by or on behalf of the states (or in the case of State Trusts, primarily by or on behalf of the State for which such State Trust is named) and counties, municipalities, authorities and political subdivisions thereof, the interest on which is, in the opinion of bond counsel to each issuer, exempt from all Federal income tax and, in the case of a State Trust, from State income taxes in the State for which such State Trust is named. All Bonds in each Trust were rated in the category "A" or better by Standard & Poor's Corporation or Moody's Investors Service, Inc. on the Date of Deposit ("BBB" or "Baa", respectively, or better by such services in the case of National Traditional Trust 76 and earlier National Traditional Trusts). Current ratings, if any, on Bonds in a Trust are set forth in the Schedule of Investments for such trust herein.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
      PAGE   3
 PAGE




                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                                                               Connecticut

                                                                             National       Traditional Trust

                                                                         Traditional 491           238

---------------------------------------------------------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...................................   $    5,870,000      $    1,280,000

Number of Units......................................................       92,217.202          21,029.017

Fractional Undivided Interest in

  Trust Per Unit.....................................................   1/  92,217.202      1/  21,029.017

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust............................   $    5,937,249      $    1,439,496

    Plus Sales Charge <F1>...........................................   $            0      $       58,015

      Total..........................................................   $    5,937,249      $    1,497,511

    Divided by Number of Units.......................................   $     64.38         $     71.21

    Plus Cash Per Unit <F2>..........................................   $(     0.19)        $(     0.00)

    Public Offering Price Per Unit <F3>..............................   $     64.19         $     71.21

Redemption Price Per Unit (exclusive of

  accrued interest)..................................................   $     64.19         $     68.45

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)....................................   $     64.19         $     68.45

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.....................................   $      0.00         $      2.76

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit................................   $      0.00         $      2.76

    Par Value Per Unit <F4>..........................................   $     63.55         $     60.87

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income...........................................   $      4.4475       $      3.7970

    Less Estimated Annual Expense....................................   $      0.1009       $      0.1287

    Net Annual Interest Income.......................................   $      4.3466       $      3.6683

Daily Rate of Accrual Per Unit.......................................   $      0.01207      $      0.01019

Trustee's Annual Fee per $1000 principal (6).........................   $      1.0800       $      1.0800

Estimated Current Return <F5>........................................          6.77%               5.15%

Estimated Long Term Return <F5>......................................          0.00%               3.33%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the National Traditional

491 and Connecticut Traditional Trust 238, respectively, $64.19 and $71.21,

accrued interest to the settlement date of $1.04 and $.24, for a total price of $65.23 and $71.45, respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for National Traditional 491 and Connecticut Traditional Trust

238 will be $0.7600 and $0.7600, under the quarterly distribution option and

$0.5700 and $0.5700, under the semi-annual distribution option.






      PAGE   4






                                 ESSENTIAL INFORMATION REGARDING THE TRUST(S)

                                           As Of January 31, 2001

                          Sponsor and Evaluator.......John Nuveen & Co. Incorporated

                          Trustee.................The Chase Manhattan Bank, N.A.

The income, expense and distribution data set forth below have been calculated for Unitholders electing to receive monthly distributions.  Unitholders choosing distributions quarterly or semi-annually will receive a slightly higher net annual interest income because of the lower Trustee's fees and expenses under such plans.




                                                                         National Insured   New Jersey Insured

                                                                            Trust 211           Trust 130

---------------------------------------------------------------------  ------------------  ------------------


Principal Amount of Bonds in Trust...................................   $    6,815,000      $    1,995,000

Number of Units......................................................      145,155.907          34,378.904

Fractional Undivided Interest in

  Trust Per Unit.....................................................   1/ 145,155.907      1/  34,378.904

Public Offering Price ---

  Less then 1,000 Units

    Aggregate Bid Price of Bonds in Trust............................   $    6,937,813      $    2,051,530

    Plus Sales Charge <F1>...........................................   $      109,019      $       39,997

      Total..........................................................   $    7,046,832      $    2,091,527

    Divided by Number of Units.......................................   $     48.55         $     60.84

    Plus Cash Per Unit <F2>..........................................   $(     0.00)        $(     0.01)

    Public Offering Price Per Unit <F3>..............................   $     48.55         $     60.83

Redemption Price Per Unit (exclusive of

  accrued interest)..................................................   $     47.80         $     59.67

Sponsor's Repurchase Price Per Unit

  (exclusive of accrued interest)....................................   $     47.80         $     59.67

Excess of Public Offering Price Per Unit

  over Redemption Price Per Unit.....................................   $      0.75         $      1.16

Excess of Public Offering Price per Unit over

  Sponsor's Repurchase price Per Unit................................   $      0.75         $      1.16

    Par Value Per Unit <F4>..........................................   $     47.18         $     58.71

Calculation of Net Annual Interest Income

  Per Unit

    Annual Interest Income...........................................   $      3.1344       $      3.5660

    Less Estimated Annual Expense....................................   $      0.0728       $      0.1146

    Net Annual Interest Income.......................................   $      3.0616       $      3.4514

Daily Rate of Accrual Per Unit.......................................   $      0.00850      $      0.00959

Trustee's Annual Fee per $1000 principal (6).........................   $      1.1200       $      1.1200

Estimated Current Return <F5>........................................          6.31%               5.67%

Estimated Long Term Return <F5>......................................          4.35%               4.23%

Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of trading on the New York Stock Exchange next following receipt by John Nuveen & Co. Incorporated of an order for a sale or purchase of units or receipt by United States

Trust Company of New York of units tendered for redemption.



-------------------------------------------------------------------------------------------------------------

<F1>
(1)      See "Public Offering Price" in Part One for the method by which the sales charge is calculated.

<F2>
(2)   This amount represents cash held by the Trust (or an advancement of cash to the Trust by the Trustee) which may amount to less than $.01 per Unit and is added to (or deducted from) the Public Offering Price.

<F3>
(3)   Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase).  On the above date there was added to the Public Offering Price of the National Insured

Trust 211 and New Jersey Insured Trust 130, respectively, $48.55 and $60.83,

accrued interest to the settlement date of $.25 and $.26, for a total price of

$48.80 and $61.09, respectively.

<F4>
(4)   Par value per Unit is each Unit's pro rata share of aggregate principal amount of Bonds in the Trust adjusted to reflect cash, if any, held in or advanced to the Principal Account.

<F5>
(5)   See "Estimated Long Term Return and Estimated Current Return" in Part

One for an explanation of these returns.

<F6>
(6)  Notwithstanding anything to the contrary in Part One, the Trustee's

Annual Fee is set forth herein.  The Trustee's Annual Fee per $1000 principal amount of Bonds set forth above is calculated for Unitholders electing the monthly plan of distribution. The Trustee's Annual Fee per $1000 principal amount of Bonds for National Insured Trust 211 and New Jersey Insured Trust

130 will be $0.8000 and $0.8000, under the quarterly distribution option and

$0.6100 and $0.6100, under the semi-annual distribution option.






      PAGE   5






                               Essential Information Regarding the Trust(s) on

                                         Date of Deposit (Continued)



General Information



Record Dates ................................................  See "Distributions to Unitholders" in Part One

Distribution Dates ..........................................  See "Distributions to Unitholders" in Part One

Minimum Principal Distribution .............................................................  $0.10 per Unit.

Date Trust Established ...................................................................  December 28, 1990

Mandatory Termination Date ........................  See "Amendment and Termination of Indenture" in Part One

Minimum Value of Trust ............................  See "Amendment and Termination of Indenture" in Part One

Sponsor's Annual Evaluation Fee .................................  $0.170 per $1000 principal amount of Bonds

      PAGE   6
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                             NATIONAL TRADITIONAL 491

                                   (Series 590)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $6,855,325) (Note 1) ............... $   7,235,243

     Accrued interest receivable ................................       163,873

                                                                  --------------



               Total assets ..................................... $   7,399,116

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      28,458

     Accrued trustee and evaluator fees .........................         1,582

                                                                  --------------



               Total liabilities ................................ $      30,040

                                                                  --------------



               Net assets, applicable to 92,493 units of

                 fractional undivided interest outstanding ...... $   7,369,076

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 135,000 units sold ........... $  13,908,813

       Less initial underwriting commission (Note 1) ............  (    681,473)

                                                                  --------------

                                                                  $  13,227,340

     Less cost of 42,507 units redeemed .........................  (  4,386,579)

                                                                  --------------

                                                                  $   8,840,761

     Undistributed net investment income ........................       132,125

     Unrealized appreciation (depreciation) of investments ......       379,918

     Accumulated net realized gain (loss) from

       investment transactions ..................................       317,394

     Principal distributions to unitholders of proceeds

       from investment transactions .............................  (  2,301,122)

                                                                  --------------

                                                                  $   7,369,076

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      66,233        $      78.24    $      1.43    $      79.67

     Quarterly................      11,785               78.24           1.43           79.67

     Semi-Annual..............      14,475               78.24           1.43           79.67

                                ---------------  ============  ==============  ===========

                                    92,493

                                ===============







See accompanying notes to financial statements.



      PAGE   7
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                          NATIONAL TRADITIONAL 491

                                                (Series 590)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       586,036   $       753,679   $       796,773

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $        10,628   $        12,700   $        13,636

    Evaluator fees ..................................            1,414             1,787             1,889

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $        12,042   $        14,487   $        15,525

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       573,994   $       739,192   $       781,248

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $        29,354   $        14,168   $        44,166

    Net change in unrealized appreciation or

      depreciation of investments ...................   (       75,492)   (      422,853)   (      120,661)

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $(       46,138)  $(      408,685)  $(       76,495)

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       527,856   $       330,507   $       704,753

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       573,994   $       739,192   $       781,248

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................           29,354            14,168            44,166

  Net change in unrealized appreciation or

    depreciation of investments .....................   (       75,492)   (      422,853)   (      120,661)

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       527,856   $       330,507   $       704,753

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      600,956)  $(      745,911)  $(      792,095)

  Proceeds from investment transactions .............   (    2,301,122)                0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(    2,902,078)  $(      745,911)  $(      792,095)

                                                       ----------------  ----------------  ----------------



Redemption of 9,260, 3,929 and

    6,346 units, respectively .......................  $(      843,992)  $(      409,791)  $(      678,592)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(    3,218,214)  $(      825,195)  $(      765,934)



Net assets at beginning of year .....................       10,587,290        11,412,485        12,178,419

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $132,125,$159,085 and $165,804,respectively) .......  $     7,369,076   $    10,587,290   $    11,412,485

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE   8
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                      NATIONAL TRADITIONAL 491

                                                            (Series 590)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$  1,010,000        Quaker Hill Housing Corporation, Inc. Delaware,      2003 at 100         AAA         --     $  1,055,298

                     Multi-Family Housing Refunding Revenue Bonds,

                     Series 1990A (Terry Apartments/Fannie Mae

                     Collateralized), 7.550% Due 2/1/2022.



     420,000        Delaware Health Facilities Authority, Revenue        2001 at 102          A-         --          439,207

                     Bonds, Milford Memorial Hospital Project, Series

                     1990, 7.625% Due 11/1/2010. (Escrow Secured To

                     Optional Redemption Date.)



     150,000        Palm Beach County, Florida, Health Facilities        No Optional Call    AAA        Aaa          195,957

                     Authority, Insured Hospital Revenue Bonds, 1985

                     Series A (John F. Kennedy Memorial Hospital

                     Projects), (HIBI Insured.) 9.000% Due 10/1/2015.

                     (Escrow Secured.)



   1,000,000        Jefferson Housing Development Corporation            2003 at 100         AAA         --        1,046,810

                     (Louisiana), Multifamily Housing Revenue Refunding

                     Bonds, Series 1990A (Concordia Project/Fannie Mae

                     Collateralized), 7.700% Due 8/1/2022.



     330,000        Orleans Parish School Board, Louisiana, Public       No Optional Call    AAA        Aaa          193,010

                     School Refunding Bonds, Series 1987, (MBIA

                     Insured.) 0.000% Due 2/1/2011. (Original issue

                     discount bonds delivered on or about October 18,

                     1990 at a price of 23.581% of principal amount.)

                     (Escrow Secured.)



   1,000,000        Somerville Housing Development Corporation           2001 at 101         AAA         --        1,005,760

                     (Massachusetts), Multifamily Housing Refunding

                     Revenue Bonds, Series 1990A (Fannie Mae

                     Collateralized), 7.500% Due 1/1/2024.



     250,000        Michigan State Housing Development Authority,        2001 at 102         AA-         --          255,625

                     Rental Housing Revenue Bonds, 1990 Series B,

                     7.550% Due 4/1/2023.



     315,000        Regents of the University of Michigan, Hospital      2000 at 100          AA        Aa2          315,000

                     Revenue Bonds, Series 1990, 6.375% Due 12/1/2024.

                     (Original issue discount bonds delivered on or

                     about January 8, 1991 at a price of 89.574% of

                     principal amount.) (Escrow Secured To Optional

                     Redemption Date.)





      PAGE   9






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                      NATIONAL TRADITIONAL 491

                                                            (Series 590)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$     50,000        Southern Minnesota Municipal Power Agency, Power     2001 at 100          A+         A2     $     47,691

                     Supply System Revenue Bonds, Series 1986 A, 5.000%

                     Due 1/1/2016. (Original issue discount bonds

                     delivered on or about April 1, 1986 at a price of

                     72.684% of principal amount.)



       5,000        North Carolina Municipal Power Agency Number 1,      2001 at 101          A-         A3            5,019

                     Catawba Electric Revenue Bonds, Series 1990,

                     7.000% Due 1/1/2019.



     135,000        North Carolina Municipal Power Agency Number 1,      No Optional Call    AAA        Aaa          111,842

                     Catawba Electric Revenue Bonds, Series 1990,

                     0.000% Due 1/1/2005. (Original issue discount

                     bonds delivered on or about December 18, 1990 at a

                     price of 39.384% of principal amount.) (Escrow

                     Secured.)



     750,000        Rogers County Housing Finance Authority (Oklahoma),  2001 at 100         AAA         --          759,323

                     Multifamily Housing Refunding Revenue Bonds,

                     Series 1990A (Fannie Mae Collateralized), 7.750%

                     Due 8/1/2023.



   1,000,000        Providence Public Buildings Authority (Rhode         2000 at 102         AAA        Aaa        1,020,000

                     Island), Revenue Bonds, 1990 Series B, (CGIC

                     Insured.) 7.250% Due 12/15/2010.



      20,000        City of Austin, Texas, Combined Utility Systems      2001 at 100         AAA        Aaa           20,504

                     Revenue Bonds, Series 1986 C, 7.300% Due

                     5/15/2017. (Escrow Secured To Optional Redemption

                     Date.)



     750,000        Industrial Development Authority of Fauquier         2001 at 102          A-         --          764,197

                     County, Virginia, Hospital Revenue Bonds (The

                     Fauquier Hospital), Series 1990A, 7.500% Due

                     10/1/2020.



------------                                                                                                    ------------

$  7,185,000                                                                                                    $  7,235,243

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE  10






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                      NATIONAL TRADITIONAL 491

                                                            (Series 590)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

All of the issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  Payment of principal and interest on six Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The sources of payment for the remaining issues in the Trust are divided as follows: Power Revenue,

2; Health Care Facility Revenue,  1; Multi-Family Housing Revenue,  5;

Municipal Lease Revenue,  1.  To the extent that the legal obligor on any Bond held in the Trust fails to pay interest and principal thereon, the interest income to the Trust would be reduced and the aggregate principal amount payable to the Trust upon maturity of such Bond would not be received by the

Trust and, therefore, would not be available for distribution to Unitholders.



Approximately 56% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Multi-Family Housing Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 12% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



Fifteen issue(s) in the Trust were rated by Standard & Poor's Corporation as follows: 9--AAA, 1--AA, 1--AA-, 1--A+, 3--A-.  Eight issue(s) were rated by

Moody's Investors Service, Inc. as follows: 5--Aaa, 1--Aa2, 1--A2, 1--A3.  20%

of the Bonds comprise issues of entities located in the state of Delaware. The

Bond Portfolio consists of 15 obligations issued by entities located in 11 states.

      PAGE  11
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                        CONNECTICUT TRADITIONAL TRUST 238

                                   (Series 590)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $1,383,063) (Note 1) ............... $   1,583,628

     Accrued interest receivable ................................        38,707

                                                                  --------------



               Total assets ..................................... $   1,622,335

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      44,086

     Accrued trustee and evaluator fees .........................           317

                                                                  --------------



               Total liabilities ................................ $      44,403

                                                                  --------------



               Net assets, applicable to 21,591 units of

                 fractional undivided interest outstanding ...... $   1,577,932

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 40,000 units sold ............ $   4,121,887

       Less initial underwriting commission (Note 1) ............  (    201,955)

                                                                  --------------

                                                                  $   3,919,932

     Less cost of 18,409 units redeemed .........................  (  1,973,070)

                                                                  --------------

                                                                  $   1,946,862

     Undistributed net investment income ........................        12,209

     Unrealized appreciation (depreciation) of investments ......       200,565

     Accumulated net realized gain (loss) from

       investment transactions ..................................       196,409

     Principal distributions to unitholders of proceeds

       from investment transactions .............................  (    778,113)

                                                                  --------------

                                                                  $   1,577,932

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................       9,194        $      72.52    $       .57    $      73.09

     Quarterly................       4,006               72.52            .57           73.09

     Semi-Annual..............       8,391               72.52            .57           73.09

                                ---------------  ============  ==============  ===========

                                    21,591

                                ===============







See accompanying notes to financial statements.



      PAGE  12
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                     CONNECTICUT TRADITIONAL TRUST 238

                                                (Series 590)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       111,345   $       155,091   $       176,174

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         2,595   $         3,136   $         3,306

    Evaluator fees ..................................              295               402               449

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         2,890   $         3,538   $         3,755

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       108,455   $       151,553   $       172,419

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $        14,647   $         3,067   $(          955)

    Net change in unrealized appreciation or

      depreciation of investments ...................   (          114)   (      128,333)           19,607

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $        14,533   $(      125,266)  $        18,652

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       122,988   $        26,287   $       191,071

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       108,455   $       151,553   $       172,419

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................           14,647             3,067    (          955)

  Net change in unrealized appreciation or

    depreciation of investments .....................   (          114)   (      128,333)           19,607

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       122,988   $        26,287   $       191,071

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      112,548)  $(      166,955)  $(      173,046)

  Proceeds from investment transactions .............   (      539,689)   (      238,424)                0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(      652,237)  $(      405,379)  $(      173,046)

                                                       ----------------  ----------------  ----------------



Redemption of 2,173, 2,064 and

    461 units, respectively .........................  $(      175,439)  $(      225,251)  $(       50,844)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(      704,688)  $(      604,343)  $(       32,819)



Net assets at beginning of year .....................        2,282,620         2,886,963         2,919,782

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $12,209,$16,301 and $31,703,respectively) ..........  $     1,577,932   $     2,282,620   $     2,886,963

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  13
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                 CONNECTICUT TRADITIONAL TRUST 238

                                                            (Series 590)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    495,000        Town of Coventry, Connecticut, General Obligation    No Optional Call    AAA        Aaa     $

                     Bonds, (AMBAC Insured.)

                     115M-6.650% Due 12/15/2007,                                                                     129,100

                     190M-6.700% Due 12/15/2008,                                                                     215,986

                     190M-6.700% Due 12/15/2010.                                                                     219,315



      35,000        State of Connecticut, Health and Educational         2001 at 102         AAA        Aaa           35,763

                     Facilities Authority, Revenue Bonds, Capital Asset

                     Issue, Series C, (MBIA Insured.) 7.000% Due

                     1/1/2020. (Escrow Secured To Optional Redemption

                     Date.)



     195,000        Town of Killingly, Connecticut, General Obligation   2001 at 101          --         A1          197,584

                     Bonds, Issue of 1989, 6.800% Due 9/15/2006.



     470,000        Town of Plainville, Connecticut, General Obligation  No Optional Call     --         A1

                     Bonds, Issue of 1990,

                     250M-6.900% Due 12/15/2008,                                                                     288,560

                     220M-6.900% Due 12/15/2009.                                                                     256,384



      15,000        State of Connecticut, Health And Educational         2001 at 102         AAA        Aaa           15,228

                     Facilities Authority, Revenue Bonds, Capital Asset

                     Issue, Series C, (MBIA Insured.) 7.000% Due

                     1/1/2020.



     145,000        State of Connecticut, Health And Educational         2001 at 102         AAA        Aaa          148,161

                     Facilities Authority, Revenue Bonds, Capital Asset

                     Issue, Series C, (MBIA Insured.) 7.000% Due

                     1/1/2020. (Escrow Secured To Optional Redemption

                     Date.)



     105,000        Commonwealth of Puerto Rico, Public Improvement      No Optional Call    AAA        Aaa           77,547

                     Bonds of 1991 (General Obligation Bonds.), (MBIA

                     Insured.) 0.000% Due 7/1/2007. (Original issue

                     discount bonds delivered on or about December 20,

                     1990 at a price of 31.059% of principal amount.)



------------                                                                                                    ------------

$  1,460,000                                                                                                    $  1,583,628

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.







      PAGE  14






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                 CONNECTICUT TRADITIONAL TRUST 238

                                                            (Series 590)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

Four Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on two Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Health Care

Facility Revenue,  1.  To the extent that the legal obligor on any Bond held in the Trust fails to pay interest and principal thereon, the interest income to the Trust would be reduced and the aggregate principal amount payable to the Trust upon maturity of such Bond would not be received by the Trust and,

therefore, would not be available for distribution to Unitholders.



Approximately 7% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



Five issue(s) in the Trust were rated by Standard & Poor's Corporation as follows:5--AAA.  Seven issue(s) were rated by Moody's Investors Service, Inc.

as follows:5--Aaa, 2--A1.  The Bond Portfolio consists of 6 obligations issued by entities located in Connecticut and 1 obligation(s) issued by entities located in Puerto Rico.

      PAGE  15
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                            NATIONAL INSURED TRUST 211

                                   (Series 590)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $11,559,312) (Note 1) .............. $  12,104,672

     Cash .......................................................       615,949

     Accrued interest receivable ................................       280,391

                                                                  --------------



               Total assets ..................................... $  13,001,012

                                                                  --------------



Liabilities:

     Accrued trustee and evaluator fees ......................... $       2,515

                                                                  --------------



               Total liabilities ................................ $       2,515

                                                                  --------------



               Net assets, applicable to 145,456 units of

                 fractional undivided interest outstanding ...... $  12,998,497

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 200,000 units sold ........... $  20,654,041

       Less initial underwriting commission (Note 1) ............  (  1,011,960)

                                                                  --------------

                                                                  $  19,642,081

     Less cost of 54,544 units redeemed .........................  (  5,735,256)

                                                                  --------------

                                                                  $  13,906,825

     Undistributed net investment income ........................       100,948

     Unrealized appreciation (depreciation) of investments ......       545,360

     Accumulated net realized gain (loss) from

       investment transactions ..................................       414,655

     Principal distributions to unitholders of proceeds

       from investment transactions .............................  (  1,969,291)

                                                                  --------------

                                                                  $  12,998,497

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      97,240        $      88.67    $       .69    $      89.36

     Quarterly................      12,578               88.67            .69           89.36

     Semi-Annual..............      35,638               88.67            .69           89.36

                                ---------------  ============  ==============  ===========

                                   145,456

                                ===============







See accompanying notes to financial statements.



      PAGE  16
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                         NATIONAL INSURED TRUST 211

                                                (Series 590)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       951,921   $     1,147,671   $     1,190,058

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $        15,540   $        18,018   $        18,441

    Evaluator fees ..................................            2,307             2,760             2,860

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $        17,847   $        20,778   $        21,301

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       934,074   $     1,126,893   $     1,168,757

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $        52,888   $        32,558   $        25,759

    Net change in unrealized appreciation or

      depreciation of investments ...................   (      239,253)   (      833,905)   (      122,528)

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $(      186,365)  $(      801,347)  $(       96,769)

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       747,709   $       325,546   $     1,071,988

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       934,074   $     1,126,893   $     1,168,757

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................           52,888            32,558            25,759

  Net change in unrealized appreciation or

    depreciation of investments .....................   (      239,253)   (      833,905)   (      122,528)

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       747,709   $       325,546   $     1,071,988

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      958,869)  $(    1,260,711)  $(    1,175,504)

  Proceeds from investment transactions .............   (    1,969,291)                0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(    2,928,160)  $(    1,260,711)  $(    1,175,504)

                                                       ----------------  ----------------  ----------------



Redemption of 13,226, 6,581 and

    4,054 units, respectively .......................  $(    1,276,985)  $(      695,990)  $(      438,607)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(    3,457,436)  $(    1,631,155)  $(      542,123)



Net assets at beginning of year .....................       16,455,933        18,087,088        18,629,211

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $100,948,$125,746 and $259,563,respectively) .......  $    12,998,497   $    16,455,933   $    18,087,088

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  17
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 211

                                                            (Series 590)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$  1,595,000        Chatham County Hospital Authority, Hospital Revenue  2001 at 102         AAA        Aaa     $

                     Bonds (Memorial Medical Center, Inc.) (Savannah,

                     Georgia), Series 1990A,

                     235M-7.000% Due 1/1/2010, (Escrow Secured To                                                    240,123

                     Optional Redemption Date.)

                     1,360M-7.000% Due 1/1/2021. (Escrow Secured To                                                1,389,648

                     Optional Redemption Date.)



   1,450,000        Public Building Commission of Chicago (Illinois),    No Optional Call    AAA        Aaa        1,652,652

                     Building Revenue Bonds, Series A of 1990 (Board of

                     Education of the City of Chicago), 7.125% Due

                     1/1/2015. (Escrow Secured - Revocable.)



     520,000        Orleans Parish School Board, Louisiana, Public       No Optional Call    AAA        Aaa          304,138

                     School Refunding Bonds, Series 1987, 0.000% Due

                     2/1/2011. (Original issue discount bonds delivered

                     on or about October 18, 1990 at a price of 23.581%

                     of principal amount.) (Escrow Secured.)



   1,570,000        The Commonwealth of Massachusetts, General           2000 at 102         AAA        Aaa

                     Obligation Bonds, Consolidated Loan of 1990,

                     Series C,

                     845M-7.500% Due 12/1/2007, (Escrow Secured To                                                   861,900

                     Optional Redemption Date.)

                     725M-7.500% Due 12/1/2007. (Escrow Secured To                                                   739,500

                     Optional Redemption Date.)



   1,685,000        Massachusetts Bay Transportation Authority, General  2001 at 102         AAA        Aaa        1,729,804

                     Transportation System Bonds, 1990 Series B, 7.875%

                     Due 3/1/2021. (Escrow Secured To Optional

                     Redemption Date.)



     160,000        Pathfinder Regional Vocational Technical High        No Optional Call    AAA        Aaa          182,522

                     School District, Massachusetts, School Bonds,

                     (General Obligation Bonds.) 7.100% Due 11/1/2007.



   2,750,000        Michigan State Housing Development Authority,        2001 at 102         AAA        Aaa        2,811,352

                     Rental Housing Revenue Bonds, 1990 Series B,

                     7.550% Due 4/1/2023.





      PAGE  18






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 211

                                                            (Series 590)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    250,000        State of Texas, Texas Public Finance Authority,      No Optional Call    AAA        Aaa     $    158,815

                     Building Revenue Refunding Bonds, Series 1990,

                     0.000% Due 2/1/2010. (Original issue discount

                     bonds delivered on or about December 18, 1990 at a

                     price of 25.861% of principal amount.)



   1,990,000        Washington Public Power Supply System, Nuclear       2001 at 102         AAA        Aaa        2,034,218

                     Project No. 2 Refunding Revenue Bonds, Series

                     1990C, 7.625% Due 7/1/2010. (Escrow Secured To

                     Optional Redemption Date.)



------------                                                                                                    ------------

$ 11,970,000                                                                                                    $ 12,104,672

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



One Bond in the Trust is a general obligation of the governmental entity issuing it and is backed by the taxing power thereof.  Payment of principal and interest on six Bond(s) in the Trust is secured by funds or securities deposited in escrow.  The remaining issues are payable as to principal and interest from the income of a specific project or authority and are not supported by the issuers' power to levy taxes.  The sources of payment for these remaining issues in the Trust are divided as follows: Multi-Family

Housing Revenue,  1; Municipal Lease Revenue,  1.



Approximately 23% of the aggregate principal amount of Bonds in the Trust consist of obligations of issuers whose revenues are derived from the sale or service of Multi-Family Housing Revenue.



For a discussion of the characteristics of bonds issued by various types of issuers and of the risks associated with an investment therein, see "Selection of Bonds for Deposit in the Trusts" in Part One.



Approximately 6% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.







      PAGE  19






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                     NATIONAL INSURED TRUST 211

                                                            (Series 590)



Schedule of Investments

                                                         November 30, 2000







------------------------------------------------------------------------------------------------------------------------------------

All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc. 29%  of the Bonds

comprise issues of entities located in the state of Massachusetts.  The Bond

Portfolio consists of 9 obligations issued by entities located in 7 states.



Subsequent to November 30, 2000, $845,000 par amount of The Commonwealth of

Massachusetts, General Obligation Bonds, Consolidated Loan of 1990, Series C,

7.500% Due 12/01/2007 was called.



Subsequent to November 30, 2000, $725,000 par amount of The Commonwealth of

Massachusetts, General Obligation Bonds, Consolidated Loan of 1990, Series C,

7.500% Due 12/01/2007 was called.



Subsequent to November 30, 2000, $235,000 par amount of Chatham County

Hospital Authority, Hospital Revenue Bonds (Memorial Medical Center, Inc.)

(Savannah, Georgia), Series 1990A, 7.000% Due 01/01/2010 was called.



Subsequent to November 30, 2000, $1,360,000 par amount of Chatham County

Hospital Authority, Hospital Revenue Bonds (Memorial Medical Center, Inc.)

(Savannah, Georgia), Series 1990A, 7.000% Due 01/01/2021 was called.



Subsequent to November 30, 2000, $1,990,000 par amount of the Washington

Public Power Supply System, Nuclear Project No. 2 Refunding Revenue Bonds,

Series 1990C, 7.625% Due 07/01/2010 was called.



Subsequent to November 30, 2000, $50,000 par amount of the Pathfinder Regional

Vocational Technical High School District, Massachusetts, School Bonds,

(General Obligation Bonds.) 7.100% Due 11/01/2007 was sold.



Subsequent to November 30, 2000, $1,685,000 par amount of the Massachusetts

Bay Transportation Authority, General Transportation System Bonds, 1990 Series

B, 7.875% Due 03/01/2021 was called.

      PAGE  20
 PAGE


                            NUVEEN TAX-FREE UNIT TRUST

                           NEW JERSEY INSURED TRUST 130

                                   (Series 590)



                             Statement of Net Assets

                                November 30, 2000




Assets:

     Investments in municipal securities,

       at market value (Cost $2,026,165) (Note 1) ............... $   2,206,590

     Accrued interest receivable ................................        40,978

                                                                  --------------



               Total assets ..................................... $   2,247,568

                                                                  --------------



Liabilities:

     Advance from Trustee ....................................... $      21,703

     Accrued trustee and evaluator fees .........................           589

                                                                  --------------



               Total liabilities ................................ $      22,292

                                                                  --------------



               Net assets, applicable to 34,623 units of

                 fractional undivided interest outstanding ...... $   2,225,276

                                                                  ==============



Net assets, represented by:

     Cost to original investors of 50,000 units sold ............ $   5,139,713

       Less initial underwriting commission (Note 1) ............  (    251,824)

                                                                  --------------

                                                                  $   4,887,889

     Less cost of 15,377 units redeemed .........................  (  1,597,950)

                                                                  --------------

                                                                  $   3,289,939

     Undistributed net investment income ........................        19,371

     Unrealized appreciation (depreciation) of investments ......       180,425

     Accumulated net realized gain (loss) from

       investment transactions ..................................        69,994

     Principal distributions to unitholders of proceeds

       from investment transactions .............................  (  1,334,453)

                                                                  --------------

                                                                  $   2,225,276

                                                                  ==============



Net asset value per unit:

                                                          Net Asset Value Per Unit

                                                    Before

             Type of                 Units         Accrued        Accrued

        Income Distribution       Outstanding      Interest       Interest         Total

     Monthly..................      22,690        $      63.71    $       .56    $      64.27

     Quarterly................       3,915               63.71            .56           64.27

     Semi-Annual..............       8,018               63.71            .56           64.27

                                ---------------  ============  ==============  ===========

                                    34,623

                                ===============







See accompanying notes to financial statements.



      PAGE  21
 PAGE

                                         NUVEEN TAX-FREE UNIT TRUST

                                        NEW JERSEY INSURED TRUST 130

                                                (Series 590)



                             Statements of Operations and Changes in Net Assets





                                                                     Year Ended November 30,

                                                       ----------------------------------------------------

                                                             2000              1999              1998

                                                       ----------------  ----------------  ----------------

Statement of Operations




Investment income (Note 1):

  Interest income ...................................  $       189,439   $       256,277   $       272,625

                                                       ----------------  ----------------  ----------------



  Expenses (Note 3):

    Trustee fees and expenses .......................  $         4,501   $         5,239   $         5,461

    Evaluator fees ..................................              496               656               698

                                                       ----------------  ----------------  ----------------



        Total expenses ..............................  $         4,997   $         5,895   $         6,159

                                                       ----------------  ----------------  ----------------



            Net investment income ...................  $       184,442   $       250,382   $       266,466

                                                       ----------------  ----------------  ----------------



Realized and unrealized gain (loss) on investments

  (Note 1):

    Net realized gain (loss) from investment

      transactions ..................................  $(        4,184)  $         6,997   $         4,845

    Net change in unrealized appreciation or

      depreciation of investments ...................   (       13,551)   (      211,427)           21,261

                                                       ----------------  ----------------  ----------------



            Net gain (loss) on investments ..........  $(       17,735)  $(      204,430)  $        26,106

                                                       ----------------  ----------------  ----------------



Net increase (decrease) in net assets

    from operations .................................  $       166,707   $        45,952   $       292,572

                                                       ================  ================  ================





Statement of Changes in Net Assets

Operations:

  Net investment income .............................  $       184,442   $       250,382   $       266,466

  Net realized gain (loss) from investment

    transactions (Note 1) ...........................   (        4,184)            6,997             4,845

  Net change in unrealized appreciation or

    depreciation of investments .....................   (       13,551)   (      211,427)           21,261

                                                       ----------------  ----------------  ----------------



      Net increase (decrease) in net assets

        from operations .............................  $       166,707   $        45,952   $       292,572

                                                       ----------------  ----------------  ----------------



Distributions to unitholders from:

  Net investment income .............................  $(      193,570)  $(      278,416)  $(      269,284)

  Proceeds from investment transactions .............   (    1,334,453)                0                 0

                                                       ----------------  ----------------  ----------------



      Total distributions to unitholders ............  $(    1,528,023)  $(      278,416)  $(      269,284)

                                                       ----------------  ----------------  ----------------



Redemption of 2,741, 2,489 and

    1,844 units, respectively .......................  $(      252,290)  $(      263,224)  $(      197,786)

                                                       ----------------  ----------------  ----------------



Total increase (decrease) in net assets .............  $(    1,613,606)  $(      495,688)  $(      174,498)



Net assets at beginning of year .....................        3,838,882         4,334,570         4,509,068

                                                       ----------------  ----------------  ----------------

Net assets at end of year (including

  undistributed net investment income of

 $19,371,$28,497 and $56,532,respectively) ..........  $     2,225,276   $     3,838,882   $     4,334,570

                                                       ================  ================  ================





See accompanying notes to financial statements.

      PAGE  22
 PAGE




                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    NEW JERSEY INSURED TRUST 130

                                                            (Series 590)



                                                      Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    745,000        New Jersey Health Care Facilities Financing          2001 at 102         AAA        Aaa     $    762,917

                     Authority, Revenue Bonds, Cathedral Health

                     Services, Inc. Issue (FHA Insured Mortgage),

                     Series A, 7.250% Due 2/15/2021. (Escrow Secured To

                     Optional Redemption Date.)



     520,000        New Jersey Highway Authority (Garden State           No Optional Call    AAA        Aaa          553,093

                     Parkway), Senior Parkway Revenue Bonds, 1989

                     Series, 6.000% Due 1/1/2019. (Original issue

                     discount bonds delivered on or about November 1,

                     1989 at a price of 83.375% of principal amount.)

                     (Escrow Secured.)



     195,000        County of Hudson (State of New Jersey),              2000 at 102         AAA        Aaa          198,900

                     Correctional Facility, Certificates of

                     Participation, Series 1990, 7.250% Due 12/1/2021.

                     (Escrow Secured To Optional Redemption Date.)



      50,000        The Mercer County Improvement Authority, Mercer      No Optional Call    AAA        Aaa           31,975

                     County, New Jersey, County Guaranteed Junior Lien

                     Solid Waste Revenue Bonds (Refunding Series 1990),

                     (General Obligation Bonds.) 0.000% Due 4/1/2010.

                     (Original issue discount bonds delivered on or

                     about December 6, 1990 at a price of 26.222% of

                     principal amount.)



     110,000        The Monroe Township Municipal Utilities Authority,   2001 at 101.5       AAA        Aaa          111,271

                     Middlesex County, New Jersey, Water and Sewer

                     System Revenue Bonds (1990 Series), (General

                     Obligation Bonds.) 6.875% Due 2/1/2017.



     420,000        The Pennsville Sewerage Authority (Salem County,     2001 at 102         AAA        Aaa

                     New Jersey), Sewer Revenue Bonds, Series C,

                     220M-7.100% Due 11/1/2017, (Escrow Secured To                                                   229,247

                     Optional Redemption Date.)

                     200M-7.100% Due 11/1/2018. (Escrow Secured To                                                   208,406

                     Optional Redemption Date.)





      PAGE  23






                                                     NUVEEN TAX-FREE UNIT TRUST

                                                    NEW JERSEY INSURED TRUST 130

                                                            (Series 590)



Schedule of Investments

                                                         November 30, 2000




                                                                                              Ratings(2)          Carrying

                                                                           Optional           ----------            Value

                                                                          Redemption      Standard                at Market

Principal                     Name of Issuer and Title of Issue          Provisions(1)    & Poor's   Moody's    (Bid Prices)

------------        ---------------------------------------------------  -------------    ---------- ---------- ------------




$    150,000        Commonwealth of Puerto Rico, Public Improvement      No Optional Call    AAA        Aaa     $    110,781

                     Bonds of 1991 (General Obligation Bonds.), 0.000%

                     Due 7/1/2007. (Original issue discount bonds

                     delivered on or about December 20, 1990 at a price

                     of 31.059% of principal amount.)



------------                                                                                                    ------------

$  2,190,000                                                                                                    $  2,206,590

============                                                                                                    ============



------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to Financial Statements and notes to Schedule of Investments.



Three Bonds in the Trust are general obligations of the governmental entities issuing them and are backed by the taxing power thereof.  Payment of principal and interest on four Bond(s) in the Trust is secured by funds or securities deposited in escrow.



Approximately 33% of the principal amount of the Bonds in the Trust are original issue discount bonds.  These Bonds were issued with nominal interest rates less than the rates then offered by comparable securities and as a consequence were originally sold at a discount from their face, or par values.

The original issue discount, the difference between the initial purchase price and face value, is deemed under current law to accrue on a daily basis and the accrued portion is treated as tax-free interest income for federal income tax purposes.  On sale or redemption, gain, if any, realized in excess of the earned portion of original issue discount will be taxable as capital gain. See

"Tax Status of Unitholders" in Part One.  The current value of an original issue discount bond reflects the present value of its face amount at maturity.

In a stable interest rate environment, the market value of an original issue discount bond would tend to increase more slowly in early years and in greater increments as the bond approached maturity.  All original issue discount bonds may be subject to redemption at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable,

some premium.  Pursuant to such call provisions an original issue discount bond may be called prior to its maturity date at a price less than its face value.



All of the Bonds in the Trust, as insured, are rated AAA by Standard & Poor's

Corporation and Aaa by Moody's Investors Service, Inc.  The Bond Portfolio

consists of 6 obligations issued by entities located in New Jersey and 1 obligation(s) issued by entities located in Puerto Rico.



Subsequent to November 30, 2000, $195,000 par amount of the County of Hudson

(State of New Jersey), Correctional Facility, Certificates of Participation,

Series 1990, 7.250% Due 12/01/2021 was called.



Subsequent to November 30, 2000, $745,000 par amount of the New Jersey Health

Care Facilities Financing Authority, Revenue Bonds, Cathedral Health Services,

Inc. Issue (FHA Insured Mortgage), Series A, 7.250% Due 02/15/2021 was called.

      PAGE  24
Notes To Financial Statements
1.  Summary of Significant Accounting Policies:
     The Trustee is responsible for maintaining the books and records of the Trust on a cash basis and for safekeeping securities owned by the Trust. The Sponsor is responsible for preparation of the financial statements in accordance with generally accepted accounting principles based upon the books and records provided by the Trustee. The following is a summary of the significant accounting policies followed by each Trust.
     Organizational Costs - Each Trust (and therefore Unitholders)deposited on or after July 25, 1995 will bear all or a portion of the estimated organizational costs which will be deferred and amortized over five years from the Initial Date of Deposit.
     Security Valuation - Tax-Free Bonds are reflected at market value in the accompanying statement of net assets. The Sponsor determines the market price of the Bonds in each Trust (1) on the basis of current bid prices of the Bonds obtained from dealers or brokers (including the Sponsor) who customarily deal in bonds comparable to those held by the Trust, (2) if bid prices are not available for any of the Bonds, on the basis of bid prices for comparable bonds, (3) by causing the value of the Bonds to be determined by others engaged in the practice of evaluating, quoting or appraising comparable bonds, or (4) by any combination of the above.
     Unit Valuation - On the Date of Deposit, the Public Offering Price of Units was determined by adding a sales charge to the Trustee's determination of the offering price of the Bonds. The value of Units offered in the secondary market maintained by the Sponsor is based upon the pro rata share of the bid price of the Bonds, plus a sales charge determined in accordance with the table set forth in Part One under the caption "Public Offering Price" based on the number of years remaining to the maturity of each Bond and adjusted for cash, if any, held or owed by such Trust.
     The initial underwriting commission and investors' original cost of Units, as shown on the statement of net assets, are based upon the assumption that the maximum sales commission was charged for each initial purchase of Units.
 Income and Expenses - Income and expenses are recognized on the accrual basis of accounting. Gains and losses from Bond transactions are determined on a specific identification basis.
 2.  Income Tax Status:
     Each Trust is not an association taxable as a corporation for Federal income tax purposes, and, therefore, has recorded no provision for Federal income taxes. Each unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, subchapter J of Chapter 1 of the Internal Revenue Code of 1986 and will have a taxable event each time the Trust disposes of a bond.
3.  Operating Expenses:
     See "Operating Expenses" in Part One of this Prospectus for information with respect to trustee and evaluator fees and expenses.
4.  Use of Estimates:
     The Preparation of the Trust's financial statements in conformity with generally accepted accounting principles requires the Sponsor to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.
Notes To Schedule(s) Of Investments
1. The Bonds are first subject to optional redemption in the years, and at the prices shown. Unless otherwise indicated, the Bonds, except for Bonds issued at a substantial original issue discount, are redeemable at declining prices (but not below par value) in subsequent years. Original issue discount bonds are generally redeemable at prices based on the issue price plus the amount of original issue discount accreted to redemption plus, if applicable, some premium, the amount of which will decline in subsequent years. The Bonds may also be subject to sinking fund redemption without premium prior to the dates shown.
 Certain Bonds may be subject to redemption without premium prior to the date shown pursuant to special or mandatory call provisions; for example, if bond proceeds are not able to be used as contemplated, the project is condemned or sold, or the project is destroyed and insurance proceeds are used to redeem the bonds. Single family mortgage revenue bonds and housing obligation bonds are most likely to be called subject to such provisions, but other bonds may have similar call features. (See Part One, "Selection of Bonds for Deposit in the Trusts.")
 The Trustee's determination of the offering price of Bonds in the Trust may be greater or less than the amounts that may be received upon redemption or maturity of such Bonds. Subject to rules concerning amortization of bond premium and of original issue discount, gain or loss realized by the Trustee on disposition of any Bonds will be recognized as taxable capital gain or loss by Unitholders. (See Part One, "Tax Status of Unitholders.") 2. The ratings shown are those assigned as of the date of the Schedule of Investments. Any Bonds insured by MBIA, are rated AAA by Standard & Poor's Corporation and Aaa by Moody's Investors Service, Inc.
      PAGE  25
                REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Tax-Free Unit Trust, Series 590:
We have audited the accompanying statements of net assets and schedules of investments of Nuveen Tax-Free Unit Trust, Series 590 (comprising, National Traditional 491, Connecticut Traditional Trust 238, National Insured Trust 211 and New Jersey Insured Trust 130), as of November 30, 2000 and the related statements of operations and changes in net assets for the periods indicated on the face of the financial statements. These financial statements are the responsibility of the Sponsor (See Note 1). Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. In addition, securities owned as of November 30, 2000 were confirmed by direct correspondence with the Trustee.
We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the trusts constituting the Nuveen Tax-Free Unit Trust, Series 590, as of November 30, 2000, the results of their operations and changes in their net assets for the periods indicated on the face of the financial statements, in conformity with accounting principles generally accepted in the United States.
                       ARTHUR ANDERSEN LLP
Chicago, Illinois,
March 15, 2001.
      PAGE  26
Prospectus

Part Two must be accompanied by Part One
Sponsor                      John Nuveen & Co. Incorporated
                              333 West Wacker Drive
                              Chicago, Illinois 60606
                              312.917.7700
                             Swiss Bank Tower
                              10 East 50th Street
                              New York, New York 10022
                              212.207.2000
Trustee                      The Chase Manhattan Bank
                              4 New York Plaza
                              New York, New York 10004-2413
                               800.257.8787
Legal Counsel                Chapman and Cutler
 to Sponsor                   111 West Monroe Street
                              Chicago, Illinois  60603
Legal Counsel                Carter, Ledyard & Milburn
 to Trustee                   2 Wall Street
                              New York, New York  10005
Independent                  Arthur Andersen LLP
 Public Accountants           33 West Monroe Street
 for the Trust                Chicago, Illinois  60603
Except as to the statements made herein furnished by the Trustee, the Trustee has assumed no responsibility for the accuracy, adequacy and completeness of the information contained in this Prospectus.
This Prospectus does not contain all of the information set forth in the registration statement and exhibits relating thereto, filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933, and to which reference is made.
No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Trustee or the Sponsor. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any State to any person to whom it is not lawful to make such offer in such state. The Trust is registered as a Unit Investment Trust under the Investment Company Act of 1940. Such registration does not imply that the Trust or any of its Units has been guaranteed, sponsored, recommended or approved by the United States or any State or agency or officer thereof.
      PAGE  27
Statement of differences between electronic filing and printed document. Pursuant to Rule 499(C) (7) under the Securities Act of 1933 and Rule 0-11 under the Investment Company Act of 1940, Registrant hereby identifies those differences in the foregoing document between the electronic format in which
it is filed and the printed form in which it will be circulated:      (1) The
printed and distributed Prospectus may be paged differently because the printed document may contain a different amount of information on each page
from that contained in the electronic transmission.      (2) In the printed
document, footnote symbols may include a "Dagger" or multiple "Dagger". The "Dagger" symbol is represented as # in the electronic document.
                              Signatures
     Pursuant to the requirements of the Securities Act of 1933, the undersigned Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment of its Registration Statement pursuant to Rule 485(B) under the Securities Act of 1933 and has duly caused this post-effective amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Chicago and state of Illinois on this March 26, 2001.
                                      Nuveen Tax-Free Unit Trust
                                       Series 590
                                      By/S/Gifford R. Zimmerman
                                            Vice President
                                      By/S/Nicholas Dalmaso
                                            Assistant Secretary
                                                    or
                                       By/S/Jessica Droeger
                                            Assistant Secretary
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following persons in the capacities and on the date indicated:
         Signatures                 *Title                        Date
Timothy R. Schwertfeger      Chairman, Board of Directors and Chief
                              Executive Officer
John P. Amboian              President
Stephen D. Foy               Vice President and Manager    (Principal
                              Accounting Officer)
                                                       ______________________
                                                     /s/ Gifford R. Zimmerman
                                                         Attorney-in-Fact**
     *The titles of the persons named herein represent their capacity in and relationship to John Nuveen & Co. Incorporated, The Sponsor.
    **An executed copy of each of the related Powers of Attorney has been filed with the Securities and Exchange Commission with the Amendment to the Registration Statement on Form S-6 of the Nuveen Tax-Exempt Unit Trust, Series 671 (File No. 33-49175). The aforesaid Powers of Attorney are incorporated herein by this reference.
                       Nuveen Code of Ethics
     Incorporated by reference to Amendment No. 3 to Form S-6 (File No. 333-96279) filed on behalf of Nuveen Unit Trusts, Series 82.
                       Consent of Independent Public Accountants
     As Independent Public Accountants, we hereby consent to the use of our Report and to all references to our firm included in this Post-Effective Amendment of Registration Statement.
                        *Arthur Andersen LLP
Chicago, Illinois
 March 26, 2001
 DOCUMENT
   TYPE  EX-27.1 NAT TRAD 491
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000860921
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  590
   NAME  NATIONAL TRADITIONAL
   NUMBER  491
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     6,855,325
   INVESTMENTS-AT-VALUE     7,235,243
   RECEIVABLES       163,873
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     7,399,116
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        30,040
   TOTAL-LIABILITIES        30,040
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    92,493
   SHARES-COMMON-PRIOR   101,753
   ACCUMULATED-NII-CURRENT       132,125
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       317,394
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       379,918
   NET-ASSETS     7,369,076
   DIVIDEND-INCOME  0
   INTEREST-INCOME       586,036
   OTHER-INCOME  0
   EXPENSES-NET        12,042
   NET-INVESTMENT-INCOME       573,994
   REALIZED-GAINS-CURRENT        29,354
   APPREC-INCREASE-CURRENT       -75,492
   NET-CHANGE-FROM-OPS       527,856
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       600,956
   DISTRIBUTIONS-OF-GAINS     2,301,122
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD   135,000
   NUMBER-OF-SHARES-REDEEMED    42,507
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS    -3,218,214
   ACCUMULATED-NII-PRIOR       159,085
   ACCUMULATED-GAINS-PRIOR       288,041
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.2 TRAD STATE CT 238
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000860921
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  590
   NAME  CONNECTICUT TRADITIONAL TRUST
   NUMBER  238
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     1,383,063
   INVESTMENTS-AT-VALUE     1,583,628
   RECEIVABLES        38,707
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     1,622,335
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        44,403
   TOTAL-LIABILITIES        44,403
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    21,591
   SHARES-COMMON-PRIOR    23,764
   ACCUMULATED-NII-CURRENT        12,209
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       196,409
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       200,565
   NET-ASSETS     1,577,932
   DIVIDEND-INCOME  0
   INTEREST-INCOME       111,345
   OTHER-INCOME  0
   EXPENSES-NET         2,890
   NET-INVESTMENT-INCOME       108,455
   REALIZED-GAINS-CURRENT        14,647
   APPREC-INCREASE-CURRENT          -114
   NET-CHANGE-FROM-OPS       122,988
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       112,548
   DISTRIBUTIONS-OF-GAINS       539,689
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    40,000
   NUMBER-OF-SHARES-REDEEMED    18,409
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS      -704,688
   ACCUMULATED-NII-PRIOR        16,301
   ACCUMULATED-GAINS-PRIOR       181,763
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.3 NAT INS 211
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000860921
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  590
   NAME  NATIONAL INSURED TRUST
   NUMBER  211
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST    11,559,312
   INVESTMENTS-AT-VALUE    12,104,672
   RECEIVABLES       280,391
   ASSETS-OTHER       615,949
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS    13,001,012
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES         2,515
   TOTAL-LIABILITIES         2,515
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK   145,456
   SHARES-COMMON-PRIOR   158,682
   ACCUMULATED-NII-CURRENT       100,948
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS       414,655
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       545,360
   NET-ASSETS    12,998,497
   DIVIDEND-INCOME  0
   INTEREST-INCOME       951,921
   OTHER-INCOME  0
   EXPENSES-NET        17,847
   NET-INVESTMENT-INCOME       934,074
   REALIZED-GAINS-CURRENT        52,888
   APPREC-INCREASE-CURRENT      -239,253
   NET-CHANGE-FROM-OPS       747,709
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       958,869
   DISTRIBUTIONS-OF-GAINS     1,969,291
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD   200,000
   NUMBER-OF-SHARES-REDEEMED    54,544
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS    -3,457,436
   ACCUMULATED-NII-PRIOR       125,746
   ACCUMULATED-GAINS-PRIOR       361,766
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0
 DOCUMENT
   TYPE  EX-27.4 INS STATE NJ 130
   DESCRIPTION  FINANCIAL DATA SCHEDULE
   TEXT
   ARTICLE  6
   RESTATED
   CIK  0000860921
   NAME  NUVEEN TAX-FREE UNIT TRUST
   SERIES  Series  590
   NAME  NEW JERSEY INSURED TRUST
   NUMBER  130
   MULTIPLIER  1
   CURRENCY  U.S. DOLLARS
   FISCAL-YEAR-END  NOV-30-2000
   PERIOD-START  DEC-02-1999
   PERIOD-END  NOV-30-2000
   PERIOD-TYPE  YEAR
   EXCHANGE-RATE  1
   INVESTMENTS-AT-COST     2,026,165
   INVESTMENTS-AT-VALUE     2,206,590
   RECEIVABLES        40,978
   ASSETS-OTHER             0
   OTHER-ITEMS-ASSETS  0
   TOTAL-ASSETS     2,247,568
   PAYABLE-FOR-SECURITIES  0
   SENIOR-LONG-TERM-DEBT  0
   OTHER-ITEMS-LIABILITIES        22,292
   TOTAL-LIABILITIES        22,292
   SENIOR-EQUITY  0
   PAID-IN-CAPITAL-COMMON  0
   SHARES-COMMON-STOCK    34,623
   SHARES-COMMON-PRIOR    37,364
   ACCUMULATED-NII-CURRENT        19,371
   OVERDISTRIBUTION-NII             0
   ACCUMULATED-NET-GAINS        69,994
   OVERDISTRIBUTION-GAINS  0
   ACCUM-APPREC-OR-DEPREC       180,425
   NET-ASSETS     2,225,276
   DIVIDEND-INCOME  0
   INTEREST-INCOME       189,439
   OTHER-INCOME  0
   EXPENSES-NET         4,997
   NET-INVESTMENT-INCOME       184,442
   REALIZED-GAINS-CURRENT        -4,184
   APPREC-INCREASE-CURRENT       -13,551
   NET-CHANGE-FROM-OPS       166,707
   EQUALIZATION  0
   DISTRIBUTIONS-OF-INCOME       193,570
   DISTRIBUTIONS-OF-GAINS     1,334,453
   DISTRIBUTIONS-OTHER  0
   NUMBER-OF-SHARES-SOLD    50,000
   NUMBER-OF-SHARES-REDEEMED    15,377
   SHARES-REINVESTED  0
   NET-CHANGE-IN-ASSETS    -1,613,606
   ACCUMULATED-NII-PRIOR        28,497
   ACCUMULATED-GAINS-PRIOR        74,178
   OVERDISTRIB-NII-PRIOR             0
   OVERDIST-NET-GAINS-PRIOR  0
   GROSS-ADVISORY-FEES  0
   INTEREST-EXPENSE  0
   GROSS-EXPENSE  0
   AVERAGE-NET-ASSETS  0
   PER-SHARE-NAV-BEGIN  0
   PER-SHARE-NII  0
   PER-SHARE-GAIN-APPREC  0
   PER-SHARE-DIVIDEND  0
   PER-SHARE-DISTRIBUTIONS  0
   RETURNS-OF-CAPITAL  0
   PER-SHARE-NAV-END  0
   EXPENSE-RATIO  0
   AVG-DEBT-OUTSTANDING  0
   AVG-DEBT-PER-SHARE  0